UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07692

Name of Registrant:	Legg Mason Investors Trust, Inc.

Address of Principal Executive Offices:	100 Light Street, Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year-end:	March 31, 2008

Date of reporting period:	September 30, 2007

Item 1. Report to Shareholders.

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Semi-Annual Report to Shareholders      1

To Our Shareholders

We are pleased to provide you with Legg Mason Investors Trust’s semi-annual report for American Leading Companies Trust and U.S. Small-Capitalization Value Trust, for the six months ended September 30, 2007.

	Total Returns
	3 Months	1 Year
American Leading Companies Trust:
Primary Class	–0.71%	+13.85%
Institutional Class	–0.47%	+15.00%
S&P 500 Stock Composite IndexA	+2.03%	+16.44%

U.S. Small-Cap Value Trust:
Primary Class	–8.22%	+3.38%
Institutional Class	–8.01%	+4.34%
Russell 2000 IndexB	–3.09%	+12.34%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com. For the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about each of the Fund’s performance over longer periods of time is shown in the respective Performance Information sections within this report. For more information about each Fund’s share classes included in this report, please contact your financial advisor.

Beginning in the summer and continuing into the fall, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility.

A	S&P 500 Stock Composite Index — A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market.
B	Russell 2000® Index — An unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

2	Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting

President

October 19, 2007

Semi-Annual Report to Shareholders	3

Expense Example

American Leading Companies Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Primary Class
Actual	$1,000.00	$1,066.50	$9.48
Hypothetical (5% return before expenses)	1,000.00	1,015.89	9.25
Institutional Class
Actual	$1,000.00	$1,072.00	$4.10
Hypothetical (5% return before expenses)	1,000.00	1,021.11	4.00

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 1.83% and 0.79% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

4	Semi-Annual Report to Shareholders

Performance Information

American Leading Companies Trust

The graphs on the following pages compare the Fund’s total returns to that of the S&P Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders	5

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+13.85%	+13.85%
Five Years	+106.26%	+15.58%
Ten Years	+88.30%	+6.53%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6	Semi-Annual Report to Shareholders

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+15.00%	+15.00%
Five Years	+117.07%	+16.77%
Life of Class*	+56.54%	+7.38%

* Inception date: June 14, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning May 31, 2001.

Semi-Annual Report to Shareholders	7

Top Ten Holdings (as of September 30, 2007)

Security	% of Net Assets
Nokia Oyj — ADR	3.9%
General Electric Co.	3.9%
J.P. Morgan Chase and Co.	3.8%
UAL Corp.	3.7%
Altria Group Inc.	3.3%
American International Group Inc.	3.2%
Sprint Nextel Corp.	2.9%
Yahoo! Inc.	2.8%
UnitedHealth Group Inc.	2.7%
Texas Instruments Inc.	2.6%

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

8	Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio Performance C

Strongest performers for the quarter ended September 30, 2007D
1. Nokia Oyj — ADR	+34.9%
2. Deere and Co.	+23.4%
3. eBay Inc.	+21.3%
4. Lockheed Martin Corp.	+15.7%
5. UAL Corp.	+14.6%
6. International Business Machines Corp.	+12.3%
7. Hewlett-Packard Co.	+11.8%
8. Exxon Mobil Corp.	+10.8%
9. The Pepsi Bottling Group Inc.	+10.8%
10. Apache Corp.	+10.6%

Weakest performers for the quarter ended September 30, 2007D
1. Countrywide Financial Corp.	–47.4%
2. Pulte Homes Inc.	–39.2%
3. Centex Corp.	–33.7%
4. Washington Mutual Inc.	–16.0%
5. Merrill Lynch and Co. Inc.	–14.3%
6. Time Warner Inc.	–12.5%
7. Morgan Stanley	–9.2%
8. Sprint Nextel Corp.	–8.1%
9. Citigroup Inc.	–8.0%
10. Accenture Ltd.	–6.2%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Jabil Circuit Inc.	The Home Depot Inc.
XM Satellite Radio Holdings Inc.	IAC/InterActiveCorp
Motorola Inc.
Symantex Corp.
Tyco International Ltd.

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
D	Securities held for the entire quarter.

Semi-Annual Report to Shareholders	9

Portfolio of Investments

American Leading Companies Trust

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.7%

Consumer Discretionary — 10.5%
Automobiles — 0.6%
General Motors Corp.	150	$5,505

Diversified Consumer Services — 0.7%
Apollo Group Inc.	100	6,015	A

Household Durables — 1.9%
Centex Corp.	375	9,964
Pulte Homes Inc.	450	6,124

		16,088

Internet and Catalog Retail — 1.4%
Expedia Inc.	375	11,955	A

Media — 3.8%
The DIRECTV Group Inc.	600	14,568	A
Time Warner Inc.	480	8,813
XM Satellite Radio Holdings Inc.	638	9,041	A

		32,422

Specialty Retail — 2.1%
The TJX Cos. Inc.	600	17,442

Consumer Staples — 5.3%
Beverages — 0.9%
The Pepsi Bottling Group Inc.	200	7,434

Food Products — 1.1%
Kraft Foods Inc.	277	9,553

10	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value
Consumer Staples — Continued
Tobacco — 3.3%
Altria Group Inc.	400	$27,812

Energy — 9.1%
Energy Equipment and Services — 5.2%
Baker Hughes Inc.	165	14,911
Noble Corp.	270	13,244
Transocean Inc.	138	15,601	A

		43,756

Oil, Gas and Consumable Fuels — 3.9%
Anadarko Petroleum Corp.	134	7,202
Apache Corp.	97	8,736
Devon Energy Corp.	150	12,480
Exxon Mobil Corp.	30	2,777
Royal Dutch Shell PLC — ADR	24	1,972

		33,167

Financials — 20.6%
Capital Markets — 1.1%
Merrill Lynch and Co. Inc.	70	4,990
Morgan Stanley	70	4,410

		9,400

Commercial Banks — 2.5%
Lloyds TSB Group PLC	1,950	21,623

Diversified Financial Services — 8.4%
Bank of America Corp.	343	17,263
Citigroup Inc.	465	21,701
J.P. Morgan Chase and Co.	700	32,074

		71,038

Semi-Annual Report to Shareholders	11

	Shares/Par	Value
Financials — Continued
Insurance — 5.5%
American International Group Inc.	400	$27,060
The Travelers Cos. Inc.	190	9,565
XL Capital Ltd.	127	10,042

		46,667

Thrifts and Mortgage Finance — 3.1%
Countrywide Financial Corp.	900	17,109
Washington Mutual Inc.	250	8,828

		25,937

Health Care — 10.4%
Biotechnology — 0.7%
Amgen Inc.	100	5,657	A

Health Care Providers and Services — 6.8%
Health Net Inc.	268	14,485	A
UnitedHealth Group Inc.	480	23,247
WellPoint Inc.	250	19,730	A

		57,462

Pharmaceuticals — 2.9%
Johnson and Johnson	180	11,826
Pfizer Inc.	540	13,192

		25,018

Industrials — 14.4%
Aerospace and Defense — 4.7%
General Dynamics Corp.	216	18,246
Lockheed Martin Corp.	200	21,698

		39,944

Airlines — 3.7%
UAL Corp.	670	31,175	A

12	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value
Industrials — Continued
Industrial Conglomerates — 3.9%
General Electric Co.	800	$33,120

Machinery — 2.1%
Caterpillar Inc.	119	9,333
Deere and Co.	60	8,905

		18,238

Information Technology — 23.1%
Communications Equipment — 3.9%
Nokia Oyj — ADR	875	33,189

Computers and Peripherals — 4.6%
Dell Inc.	135	3,726	A
Hewlett-Packard Co.	350	17,426
International Business Machines Corp.	152	17,906

		39,058

Electronic Equipment and Instruments — 2.2%
Jabil Circuit Inc.	820	18,729

Internet Software and Services — 4.6%
eBay Inc.	400	15,608	A
Yahoo! Inc.	875	23,485	A

		39,093

IT Services — 1.2%
Accenture Ltd.	250	10,063

Semiconductors and Semiconductor Equipment — 5.2%
Applied Materials Inc.	550	11,385
Intel Corp.	425	10,990
Texas Instruments Inc.	600	21,954

		44,329

Semi-Annual Report to Shareholders	13

	Shares/Par	Value
Information Technology — Continued
Software — 1.4%
Microsoft Corp.	405	$11,931

Materials — 2.5%
Metals and Mining — 2.5%
Alcoa Inc.	100	3,912
United States Steel Corp.	160	16,950

		20,862

Telecommunication Services — 3.8%
Wireless Telecommunication Services — 3.8%
ALLTEL Corp.	110	7,664
Sprint Nextel Corp.	1,300	24,700

		32,364

Total Common Stocks and Equity Interests
(Cost — $530,675)		846,046

Repurchase Agreements — 0.3%
Bank of America 4.75%, dated 9/28/07, to be repurchased at $1,151 on 10/1/07 (Collateral: $1,170 Fannie Mae notes, 5.00%, due 3/15/16, value $1,176)	$1,151	1,151
Goldman Sachs Group Inc. 5.00%, dated 9/28/07, to be repurchased at $1,152 on 10/1/07 (Collateral: $1,221 Fannie Mae mortgage-backed securities, 5.00%, due 10/1/35, value $1,174)	1,151	1,151

Total Repurchase Agreements (Cost — $2,302)		2,302

Total Investments — 100.0% (Cost — $532,977) B		848,348
Other Assets Less Liabilities — N.M.		367

Net Assets — 100.0%		$848,715

14	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$345,217
Gross unrealized depreciation	(29,846)

Net unrealized appreciation	$315,371

ADR — American Depository Receipt

N.M. Not Meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders	15

Statement of Assets and Liabilities

American Leading Companies Trust

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost – $530,675)		$846,046
Short-term securities at value (Cost – $2,302)		2,302
Receivable for securities sold		10,723
Receivable for fund shares sold		1,308
Dividends and interest receivable		1,178
Other assets		11

Total assets		861,568

Liabilities:
Payable for securities purchased	$8,602
Payable for fund shares repurchased	2,866
Accrued management fee	480
Accrued distribution and service fees	618
Accrued expenses	287

Total liabilities		12,853

Net Assets		$848,715

Net assets consist of:
Accumulated paid-in-capital		$484,361
Accumulated net investment loss		(565)
Accumulated net realized gain on investments and foreign currency transactions		49,546
Unrealized appreciation of investments		315,373

Net Assets		$848,715

Net Asset Value Per Share:
Primary Class (29,116 shares outstanding)		$26.43

Institutional Class (2,869 shares outstanding)		$27.63

See notes to financial statements.

16	Semi-Annual Report to Shareholders

Statement of Operations

American Leading Companies Trust

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Dividends	$6,791
Interest	258
Less: Foreign taxes withheld	(81)

Total income		$6,968

Expenses:
Management fees	3,018
Distribution and service fees:
Primary Class	3,925
Audit and legal fees	23
Custodian fees	51
Directors’ fees and expenses	29
Registration fees	26
Reports to shareholders	111
Transfer agent and shareholder servicing expense:
Primary Class	255
Institutional Class	8
Other expenses	40

Net expenses		7,486

Net Investment Loss		(518)

Net Realized and Unrealized Gain/(Loss) on Investments:

Net realized gain on:
Investments	49,659
Foreign currency transactions	21

		49,680
Change in unrealized appreciation/depreciation of:
Investments	6,354
Assets and liabilities denominated in foreign currency	(15)

		6,339

Net Realized and Unrealized Gain on Investments		56,019

Change in Net Assets Resulting From Operations		$55,501

See notes to financial statements.

Semi-Annual Report to Shareholders	17

Statement of Changes in Net Assets

American Leading Companies Trust

(Amounts in Thousands)

	For the Six Months Ended September 30, 2007	For the Year Ended March 31, 2007

	(Unaudited)
Change in Net Assets:

Net investment loss	$(518)	$(1,390)
Net realized gain on investments and currency transactions	49,680	32,569
Change in unrealized appreciation/depreciation of investments	6,339	20,680

Change in net assets resulting from operations	55,501	51,859

Distributions to shareholders from:
Net investment income:
Primary Class	—	(442)
Institutional Class	—	(123)
Net realized gain on investments:
Primary Class	(2,838)	(39,878)
Institutional Class	(268)	(1,711)

Change in net assets from fund share transactions:
Primary Class	(43,002)	(2,543)
Institutional Class	1,776	31,278

Change in net assets	11,169	38,440

Net Assets:

Beginning of period	837,546	799,106

End of period	$848,715	$837,546

Accumulated net investment loss and overdistributed net investment income, respectively	$(565)	$(47)

See notes to financial statements.

18	Semi-Annual Report to Shareholders

Financial Highlights

American Leading Companies Trust

For a share of each class of capital stock outstanding.

Primary Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006	2005		2004		2003
	(Unaudited)
Net asset value, beginning of period	$24.87		$24.59		$21.85	$19.85		$14.54		$18.13

Investment operations:
Net investment income/(loss)	(.03	)A	(.06	)A	.01	—	B	.01		(.01)
Net realized and unrealized gain/(loss)	1.68		1.64		2.73	2.01		5.30		(3.58)

Total from investment operations	1.65		1.58		2.74	2.01		5.31		(3.59)

Distributions from:
Net investment income	—		(.01)		—	(.01)		—	B	—
Net realized gain on investments	(.09)		(1.29)		—	—		—		—

Total distributions	(.09)		(1.30)		—	(.01)		—		—

Net asset value, end of period	$26.43		$24.87		$24.59	$21.85		$19.85		$14.54

Total return	6.65	%C	6.68%		12.54%	10.12%		36.54%		(19.80)%

Ratios to Average Net Assets:D
Total expenses	1.83	%E	1.85%		1.86%	1.88%		1.90%		1.92%
Expenses net of waivers, if any	1.83	%E	1.85%		1.86%	1.88%		1.90%		1.92%
Expenses net of all reductions	1.83	%E	1.85%		1.86%	1.88%		1.90%		1.92%
Net investment income (loss)	(.21	)%E	(.23)%		.04%	(.01)%		.05%		(.05)%

Supplemental Data:
Portfolio turnover rate	14.1	%C	19.0%		14.3%	19.4%		19.6%		19.0%
Net assets, end of period (in thousands)	$769,449		$765,000		$757,630	$654,019		$585,295		$410,331

A	Computed using average daily shares outstanding.
B	Amount represents less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders	19

Institutional Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$25.86		$25.33		$22.34	$20.28	$14.83	$18.27

Investment operations:
Net investment income	.11	A	.23	A	.22	.21	.20	.15
Net realized and unrealized gain/(loss)	1.75		1.67		2.82	2.06	5.42	(3.59)

Total from investment operations	1.86		1.90		3.04	2.27	5.62	(3.44)

Distributions from:
Net investment income	—		(.08)		(.05)	(.21)	(.17)	—
Net realized gain on investments	(.09)		(1.29)		—	—	—	—

Total distributions	(.09)		(1.37)		(.05)	(.21)	(.17)	—

Net asset value, end of period	$27.63		$25.86		$25.33	$22.34	$20.28	$14.83

Total return	7.20	%C	7.77%		13.63%	11.21%	37.96%	(18.83)%

Ratios to Average Net Assets:D
Total expenses	.79	%E	.82%		.84%	.90%	.85%	.87%
Expenses net of waivers, if any	.79	%E	.82%		.84%	.90%	.85%	.87%
Expenses net of all reductions	.79	%E	.82%		.84%	.90%	.85%	.87%
Net investment income	.83	%E	.90%		1.09%	.99%	1.14%	1.02%

Supplemental Data:
Portfolio turnover rate	14.1	%C	19.0%		14.3%	19.4%	19.6%	19.0%
Net assets, end of period (in thousands)	$79,266		$72,546		$41,476	$21,386	$16,996	$8,729

See notes to financial statements.

20	Semi-Annual Report to Shareholders

Expense Example

U.S. Small-Capitalization Value Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07

Primary Class
Actual	$1,000.00	$951.60	$9.78
Hypothetical (5% return before expenses)	1,000.00	1,015.04	10.10

Institutional Class
Actual	$1,000.00	$955.90	$4.81
Hypothetical (5% return before expenses)	1,000.00	1,020.16	4.96

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 2.00% and 0.98% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders	21

Performance Information

U.S. Small-Capitalization Value Trust

The graphs on the following pages compare the Fund’s total returns to that of the Russell 2000 Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

22	Semi-Annual Report to Shareholders

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return

One Year	+3.38%	+3.38%
Five Years	+98.55%	+14.70%
Life of Class*	+90.70%	+7.19%
* Inception date: June 15, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning May 31, 1998.

Semi-Annual Report to Shareholders	23

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return

One Year	+4.34%	+4.34%
Five Years	+109.41%	+15.93%
Life of Class*	+111.40%	+8.40%
* Inception date: June 19, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning June 30, 1998.

24	Semi-Annual Report to Shareholders

Top Ten Holdings (as of September 30, 2007)

Security	% of Net Assets

Odyssey Re Holdings Corp.	1.5%
Worthington Industries Inc.	1.3%
SkyWest Inc.	1.3%
Deluxe Corp.	1.2%
Tupperware Brands Corp.	1.1%
The Commerce Group Inc.	1.1%
Delphi Financial Group Inc.	1.1%
Del Monte Foods Co.	1.1%
Great Plains Energy Inc.	1.0%
Tempur-Pedic International Inc.	1.0%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders	25

Performance InformationD

Selected Portfolio Performance E

Strongest performers for the quarter ended September 30, 2007F
1. First Charter Corp.	+56.6%
2. AMERIGROUP Corp.	+44.9%
3. Tempur-Pedic International Inc.	+38.4%
4. Washington Banking Co.	+33.8%
5. Atrion Corp.	+26.8%
6. Plexus Corp.	+19.2%
7. Modine Manufacturing Co.	+18.5%
8. National Interstate Corp.	+18.3%
9. Ameron International Corp.	+17.6%
10. Hastings Entertainment Inc.	+17.6%

Weakest performers for the quarter ended September 30, 2007F
1. Standard Pacific Corp.	–68.6%
2. LandAmerica Financial Group Inc.	–59.4%
3. USEC Inc.	–53.4%
4. Triad Guaranty Inc.	–52.5%
5. The Finish Line Inc.	–52.4%
6. Mannatech Inc.	–49.0%
7. ExpressJet Holdings Inc.	–48.3%
8. Valassis Communications Inc.	–48.1%
9. Imperial Capital Bancorp Inc.	–45.5%
10. PFF Bancorp Inc.	–44.4%

D	Portfolio changes are not reported for U.S. Small-Cap due to the Fund’s high volume of trading.
E	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
F	Securities held for the entire quarter.

26	Semi-Annual Report to Shareholders

Portfolio of Investments

U.S. Small-Capitalization Value Trust

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.8%

Consumer Discretionary — 19.2%
Auto Components — 1.7%
Aftermarket Technology Corp.	4	$121	A
ArvinMeritor Inc.	59	997
Dorman Products Inc.	11	161	A
Modine Manufacturing Co.	19	500
TRW Automotive Holdings Corp.	52	1,632	A

		3,411

Distributors — 0.2%
Building Material Holding Corp.	47	499

Diversified Consumer Services — 0.5%
Jackson Hewitt Tax Service Inc.	10	266
Pre-Paid Legal Services Inc.	12	682	A

		948

Hotels, Restaurants and Leisure — 1.9%
Bluegreen Corp.	36	281	A
CBRL Group Inc.	28	1,126
CEC Entertainment Inc.	13	336	A
Dover Downs Gaming and Entertainment Inc.	6	62
Frisch’s Restaurants Inc.	6	171
Jack in the Box Inc.	4	279	A
Landry’s Restaurants Inc.	7	188
Luby’s Inc.	4	43	A
Ruby Tuesday Inc.	20	369
Speedway Motorsports Inc.	24	888
The Steak n Shake Co.	6	96	A

		3,839

Household Durables — 3.4%
Blyth Inc.	3	55
Craftmade International Inc.	9	102
CSS Industries Inc.	18	633
Directed Electronics Inc.	9	37	A

Semi-Annual Report to Shareholders	27

	Shares/Par	Value
Consumer Discretionary — Continued
Household Durables — Continued
Emerson Radio Corp.	13	$27	A
Ethan Allen Interiors Inc.	46	1,501
Hooker Furniture Corp.	14	272
Standard Pacific Corp.	1	5
Stanley Furniture Co. Inc.	4	68
Tempur-Pedic International Inc.	56	1,995
Tupperware Brands Corp.	72	2,277

		6,972

Leisure Equipment and Products — 1.2%
Aldila Inc.	5	86
Escalade Inc.	8	81
JAKKS Pacific Inc.	35	921	A
MarineMax Inc.	15	224	A
Polaris Industries Inc.	26	1,152

		2,464

Media — 1.0%
Belo Corp.	36	628
Getty Images Inc.	10	273	A
Journal Communications Inc.	48	454
McClatchy Co.	16	314
Saga Communications Inc.	15	112	A
Valassis Communications Inc.	36	317	A

		2,098

Multiline Retail — 0.2%
Tuesday Morning Corp.	46	410

Specialty Retail — 7.3%
Aeropostale Inc.	13	253	A
Asbury Automotive Group Inc.	48	951
Big 5 Sporting Goods Corp.	24	451
Build-A-Bear Workshop Inc.	15	258	A
Charlotte Russe Holding Inc.	9	138	A
Charming Shoppes Inc.	95	801	A

28	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Consumer Discretionary — Continued
Specialty Retail — Continued
Collective Brands Inc.	17	$368	A
Conn’s Inc.	31	748	A
Finlay Enterprises Inc.	3	11	A
Foot Locker Inc.	6	94
Genesco Inc.	13	581	A
Group 1 Automotive Inc.	42	1,393
Hastings Entertainment Inc.	19	160	A
Jos. A Bank Clothiers Inc.	4	134	A
Lithia Motors Inc.	22	368
Mothers Work Inc.	1	26	A
New York and Co. Inc.	18	112	A
Pacific Sunwear of California Inc.	11	167	A
Penske Automotive Group Inc.	91	1,842
Rent-A-Center Inc.	87	1,568	A
REX Stores Corp.	17	334	A
Shoe Carnival Inc.	4	68	A
Sonic Automotive Inc.	51	1,219
Stage Stores Inc.	20	371
Stein Mart Inc.	3	22
The Buckle Inc.	15	552
The Cato Corp.	23	460
The Dress Barn Inc.	19	315	A
The Finish Line Inc.	36	154
Zale Corp.	42	982	A

		14,901

Textiles, Apparel and Luxury Goods — 1.8%
Brown Shoe Co. Inc.	17	332
Columbia Sportswear Co.	1	55
Jones Apparel Group Inc.	42	894
K-Swiss Inc.	23	518
Lakeland Industries Inc.	4	51	A
Maidenform Brands Inc.	9	135	A
Rocky Brands Inc.	5	54	A
Skechers U.S.A. Inc.	13	281	A
Steven Madden Ltd.	9	174	A

Semi-Annual Report to Shareholders	29

	Shares/Par	Value
Consumer Discretionary — Continued
Textiles, Apparel and Luxury Goods — Continued
The Timberland Co.	55	$1,050	A
UniFirst Corp.	7	247

		3,791

Consumer Staples — 1.8%
Food Products — 1.2%
Del Monte Foods Co.	207	2,172
Smithfield Foods Inc.	1	29	A
The J.M. Smucker Co.	6	321

		2,522

Personal Products — 0.3%
CCA Industries Inc.	3	25
Mannatech Inc.	27	219
NBTY Inc.	8	313	A
Schiff Nutrition International Inc.	11	65

		622

Tobacco — 0.3%
Universal Corp.	11	519

Energy — 4.3%
Energy Equipment and Services — 1.9%
Bristow Group Inc.	22	970	A
Bronco Drilling Co. Inc.	10	142	A
Grey Wolf Inc.	65	428	A
Gulfmark Offshore Inc.	13	652	A
Horizon Offshore Inc.	23	386	A
Hornbeck Offshore Services Inc.	9	338	A
Superior Well Services Inc.	17	396	A
Tidewater Inc.	6	352
Union Drilling Inc.	16	227	A

		3,891

30	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Energy — Continued
Oil, Gas and Consumable Fuels — 2.4%
Alon USA Energy Inc.	14	$459
Brigham Exploration Co.	48	286	A
Callon Petroleum Co.	20	272	A
Pogo Producing Co.	4	191
Stone Energy Corp.	46	1,857	A
The Meridian Resource Corp.	16	39	A
USEC Inc.	53	545	A
W&T Offshore Inc.	56	1,356

		5,005

Financials — 35.0%
Capital Markets — 0.1%
SWS Group Inc.	6	105

Commercial Banks — 12.8%
1st Source Corp.	8	174
American National Bankshares Inc.	10	213
Ameris Bancorp	4	76
Arrow Financial Corp.	11	250
BancFirst Corp.	13	577
BancorpSouth Inc.	18	447
Cadence Financial Corp.	5	93
Camden National Corp.	12	416
Cathay General Bancorp	18	577
Chemical Financial Corp.	40	981
Citizens Banking Corp.	65	1,051
City Bank	6	175
Columbia Banking System Inc.	24	761
Community Bank System Inc.	31	597
Community Trust Bancorp Inc.	25	744
CVB Financial Corp.	39	455
F.N.B. Corp.	60	984
First Bancorp	7	146
First Charter Corp.	4	121
First Commonwealth Financial Corp.	25	273

Semi-Annual Report to Shareholders	31

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
First Community Bancshares Inc.	12	$420
First M&F Corp.	11	192
First Merchants Corp.	8	164
First Midwest Bancorp Inc.	17	564
First United Corp.	8	172
Firstbank Corp.	1	20
FNB Corp.	7	109
Fulton Financial Corp.	77	1,110
German American Bancorp Inc.	10	137
Great Southern Bancorp Inc.	6	139
Greene Bancshares Inc.	3	106
Hancock Holding Co.	7	289
Harleysville National Corp.	2	36
Harrington West Financial Group Inc.	8	121
IBERIABANK Corp.	6	309
Independent Bank Corp.	11	116
International Bancshares Corp.	43	930
Lakeland Financial Corp.	11	259
Macatawa Bank Corp.	7	92
MainSource Financial Group Inc.	16	290
Mercantile Bank Corp.	3	70
Merchants Bancshares Inc.	4	98
National Penn Bancshares Inc.	23	376
NBT Bancorp Inc.	36	775
Northrim BanCorp Inc.	9	222
Old Point Financial Corp.	2	39
PAB Bankshares Inc.	14	227
Pacific Capital Bancorp	19	510
Park National Corp.	7	584
Penns Woods Bancorp Inc.	5	150
Peoples Bancorp Inc.	18	464
Provident Bankshares Corp.	24	757
Renasant Corp.	9	199
Republic First Bancorp Inc.	15	116	A
Royal Bancshares of Pennsylvania Inc.	1	32

32	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
S&T Bancorp Inc.	8	$257
Sierra Bancorp	6	170
Simmons First National Corp.	8	221
Southwest Bancorp Inc.	11	200
Susquehanna Bancshares Inc.	24	486
Taylor Capital Group Inc.	6	155
TriCo Bancshares	14	302
Trustmark Corp.	63	1,775
Union Bankshares Corp.	6	134
United Bankshares Inc.	18	545
United Security Bancshares	6	137
Univest Corp. of Pennsylvania	10	240
Washington Banking Co.	6	120
Washington Trust Bancorp Inc.	6	167
WesBanco Inc.	15	365
West Bancorporation	8	121
West Coast Bancorp	13	369
Whitney Holding Corp.	37	984
Yadkin Valley Financial Corp.	6	99

		26,152

Consumer Finance — 0.9%
Advanta Corp.	22	538
AmeriCredit Corp.	45	782	A
Credit Acceptance Corp.	12	270	A
Nelnet Inc.	17	310

		1,900

Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.	40	458
California First National Bancorp	7	87
Financial Federal Corp.	13	350
Marlin Business Services Corp.	10	139	A

		1,034

Semi-Annual Report to Shareholders	33

	Shares/Par	Value
Financials — Continued
Insurance — 14.0%
Affirmative Insurance Holdings Inc.	2	$22
Alfa Corp.	58	1,057
American Equity Investment Life Holding Co.	55	583
CNA Surety Corp.	45	785	A
Conseco Inc.	73	1,173	A
Delphi Financial Group Inc.	55	2,216
Donegal Group Inc. — Class A	7	119
Donegal Group Inc. — Class B	4	66
EMC Insurance Group Inc.	6	158
FBL Financial Group Inc.	47	1,872
Hanover Insurance Group Inc.	34	1,489
Harleysville Group Inc.	19	592
Horace Mann Educators Corp.	45	877
Infinity Property and Casualty Corp.	25	1,018
LandAmerica Financial Group Inc.	21	811
Meadowbrook Insurance Group Inc.	48	430	A
Mercer Insurance Group Inc.	2	34
Mercury General Corp.	12	663
National Atlantic Holdings Corp.	4	37	A
National Interstate Corp.	8	252
National Western Life Insurance Co.	4	998
Navigators Group Inc.	7	401	A
Nymagic Inc.	8	231
Odyssey Re Holdings Corp.	84	3,114
Presidential Life Corp.	33	563
ProCentury Corp.	12	181
Protective Life Corp.	4	153
RLI Corp.	9	493
Safety Insurance Group Inc.	27	956
SeaBright Insurance Holdings	9	160	A
Selective Insurance Group Inc.	26	543
Specialty Underwriters’ Alliance Inc.	7	46	A
StanCorp Financial Group Inc.	30	1,485
State Auto Financial Corp.	16	468
The Commerce Group Inc.	76	2,240

34	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Insurance — Continued
The Midland Co.	18	$970
The Phoenix Cos. Inc.	51	722
Unico American Corp.	5	58	A
United Fire and Casualty Co.	15	571
Unitrin Inc.	2	74

		28,681

Thrifts and Mortgage Finance — 6.7%
Anchor Bancorp Wisconsin Inc.	37	991
Astoria Financial Corp.	9	231
Corus Bankshares Inc.	72	943
Downey Financial Corp.	33	1,919
First Defiance Financial Corp.	3	78
First Financial Holdings Inc.	19	591
First Financial Service Corp.	6	177
First Place Financial Corp.	16	276
FirstFed Financial Corp.	17	862	A
Flagstar Bancorp Inc.	42	412
Flushing Financial Corp.	32	544
Franklin Bank Corp.	23	211	A
HMN Financial Inc.	6	178
Imperial Capital Bancorp Inc.	7	206
IndyMac Bancorp Inc.	68	1,610
North Central Bancshares Inc.	2	88
OceanFirst Financial Corp.	2	41
Parkvale Financial Corp.	9	252
PFF Bancorp Inc.	23	356
TierOne Corp.	3	71
Timberland Bancorp Inc.	13	202
Triad Guaranty Inc.	20	379	A
Washington Federal Inc.	63	1,653
Webster Financial Corp.	29	1,217
WSFS Financial Corp.	4	250

		13,738

Semi-Annual Report to Shareholders	35

	Shares/Par	Value
Health Care — 2.0%
Biotechnology — N.M.
Trimeris Inc.	9	$67	A

Health Care Equipment and Supplies — 0.2%
Atrion Corp.	2	225
National Dentex Corp.	2	32	A
Nutraceutical International Corp.	10	158	A

		415

Health Care Providers and Services — 1.8%
AMERIGROUP Corp.	21	714	A
Apria Healthcare Group Inc.	55	1,418	A
Healthspring Inc.	21	413	A
Kindred Healthcare Inc.	11	199	A
LifePoint Hospitals Inc.	27	804	A
National Medical Health Card Systems Inc.	4	33	A

		3,581

Industrials — 15.3%
Air Freight and Logistics — 0.5%
ABX Air Inc.	56	399	A
Air T Inc.	1	11
Pacer International Inc.	27	520

		930

Airlines — 2.0%
ExpressJet Holdings Inc.	87	270	A
Mesa Air Group Inc.	61	269	A
Republic Airways Holdings Inc.	45	942	A
SkyWest Inc.	105	2,642

		4,123

Building Products — 3.0%
American Woodmark Corp.	7	178
Ameron International Corp.	15	1,534
Builders FirstSource Inc.	25	274	A
Griffon Corp.	25	374	A

36	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Industrials — Continued
Building Products — Continued
Lennox International Inc.	52	$1,771
NCI Building Systems Inc.	14	592	A
Simpson Manufacturing Co. Inc.	27	854
U.S. Home Systems Inc.	3	19	A
Universal Forest Products Inc.	17	520

		6,116

Commercial Services and Supplies — 2.3%
Comforce Corp.	13	27	A
COMSYS IT Partners Inc.	1	22	A
Deluxe Corp.	67	2,468
Ennis Inc.	18	403
First Consulting Group Inc.	19	199	A
Hill International Inc.	6	49	A
Industrial Services of America Inc.	3	37
Kelly Services Inc.	13	256
Knoll Inc.	18	310
Labor Ready Inc.	30	561	A
Metalico Inc.	5	46	A
United Stationers Inc.	4	211	A
Volt Information Sciences Inc.	9	160	A

		4,749

Construction and Engineering — 0.1%
Northwest Pipe Co.	3	110	A

Electrical Equipment — 1.0%
A.O. Smith Corp.	16	720
GrafTech International Ltd.	23	410	A
Regal-Beloit Corp.	19	896
Technology Research Corp.	0.3	1

		2,027

Industrial Conglomerates — 0.1%
Standex International Corp.	9	182

Semi-Annual Report to Shareholders	37

	Shares/Par	Value
Industrials — Continued
Machinery — 3.2%
Accuride Corp.	31	$372	A
Actuant Corp.	8	487
Ampco-Pittsburgh Corp.	4	142
Blount International Inc.	11	124	A
Briggs and Stratton Corp.	1	18
Commercial Vehicle Group Inc.	22	287	A
Crane Co.	17	796
Gehl Co.	9	194	A
Kennametal Inc.	4	336
Lincoln Electric Holdings Inc.	6	427
Lydall Inc.	2	16	A
Mueller Industries Inc.	27	958
Supreme Industries Inc.	2	15
The Timken Co.	51	1,911
Wabash National Corp.	33	369
Xerium Technologies Inc.	32	173

		6,625

Road and Rail — 2.1%
Arkansas Best Corp.	18	598
Con-way Inc.	33	1,532
P.A.M. Transportation Services Inc.	7	131	A
Saia Inc.	11	189	A
Werner Enterprises Inc.	42	726
YRC Worldwide Inc.	44	1,213	A

		4,389

Trading Companies and Distributors — 1.0%
GATX Corp.	4	158
UAP Holding Corp.	9	279
United Rentals Inc.	48	1,538	A

		1,975

38	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Information Technology — 5.0%
Communications Equipment — 0.1%
ADC Telecommunications Inc.	5	$90	A
Westell Technologies Inc.	73	174	A

		264

Computers and Peripherals — 0.1%
Hauppauge Digital Inc.	3	13	A
Key Tronic Corp.	11	49	A

		62

Electronic Equipment and Instruments — 2.7%
ADDvantage Technologies Group Inc.	5	37	A
Aetrium Inc.	8	38	A
Anixter International Inc.	7	594	A
Benchmark Electronics Inc.	55	1,303	A
Insight Enterprises Inc.	13	343	A
Merix Corp.	15	85	A
Plexus Corp.	33	910	A
SYNNEX Corp.	38	785	A
TESSCO Technologies Inc.	2	28	A
TTM Technologies Inc.	30	351	A
Vishay Intertechnology Inc.	76	986	A
Wireless Telecom Group Inc.	40	91	A
Wireless Xcessories Group Inc.	3	7	A

		5,558

Internet Software and Services — 0.8%
United Online Inc.	108	1,614

IT Services — N.M.
TSR Inc.	7	31

Semiconductors and Semiconductor Equipment — 1.3%
Advanced Energy Industries Inc.	18	264	A
Kulicke and Soffa Industries Inc.	54	459	A
MKS Instruments Inc.	43	808	A

Semi-Annual Report to Shareholders	39

	Shares/Par	Value
Information Technology — Continued
Semiconductors and Semiconductor Equipment — Continued
Photronics Inc.	27	$307	A
RF Micro Devices Inc.	81	542	A
Rudolph Technologies Inc.	8	108	A
Ultra Clean Holdings Inc.	16	231	A

		2,719

Materials — 7.1%
Chemicals — 4.1%
FMC Corp.	35	1,821
Georgia Gulf Corp.	30	414
Hercules Inc.	26	551
Olin Corp.	77	1,719
PolyOne Corp.	88	655	A
RPM International Inc.	34	805
Sensient Technologies Corp.	41	1,169
Spartech Corp.	2	37
Westlake Chemical Corp.	49	1,228

		8,399

Construction Materials — 0.4%
Headwaters Inc.	40	594	A
U.S. Concrete Inc.	36	240	A

		834

Containers and Packaging — 0.8%
Silgan Holdings Inc.	30	1,612

Metals and Mining — 1.8%
Gibraltar Industries Inc.	38	710
NN Inc.	18	174
Worthington Industries Inc.	117	2,752

		3,636

40	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Cincinnati Bell Inc.	49	$240	A
HickoryTech Corp.	4	34
Iowa Telecommunications Services Inc.	23	451

		725

Wireless Telecommunication Services — N.M.
USA Mobility Inc.	1	17

Utilities — 8.7%
Electric Utilities — 2.9%
Allete Inc.	6	282
Great Plains Energy Inc.	71	2,051
IDACORP Inc.	33	1,084
Portland General Electric Co.	23	642
Westar Energy Inc.	74	1,805

		5,864

Gas Utilities — 3.4%
AGL Resources Inc.	30	1,189
Atmos Energy Corp.	56	1,580
New Jersey Resources Corp.	12	575
Nicor Inc.	18	751
Southwest Gas Corp.	7	209
The Laclede Group Inc.	23	730
WGL Holdings Inc.	56	1,908

		6,942

Multi-Utilities — 2.4%
Black Hills Corp.	11	455
Integrys Energy Group Inc.	21	1,076
PNM Resources Inc.	13	296

Semi-Annual Report to Shareholders	41

	Shares/Par	Value
Utilities — Continued
Multi-Utilities — Continued
Puget Energy Inc.	79	$1,936
Vectren Corp.	44	1,203

		4,966

Total Common Stocks and Equity Interests (Cost — $ 183,650)		202,034

Repurchase Agreements — 1.5%

Bank of America
4.75%, dated 9/28/07, to be repurchased at $1,579 on 10/1/07 (Collateral: $1,600 Fannie Mae notes, 5.00%, due 3/15/16, value $ 1,608)	$1,578	1,578

Goldman Sachs Group Inc.
5.00%, dated 9/28/07, to be repurchased at $1,579 on 10/1/07 (Collateral: $1,630 Fannie Mae mortgage-backed securities, 5.50%, due 2/1/35, value $ 1,608)	1,578	1,578

Total Repurchase Agreements (Cost — $ 3,156)		3,156

Total Investments — 100.3% (Cost — $ 186,806)B		205,190
Other Assets Less Liabilities — (0.3)%		(687)

Net Assets — 100.0%		$204,503

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,262
Gross unrealized depreciation	(14,878)

Net unrealized appreciation	$18,384

N.M. Not Meaningful.

See notes to financial statements.

42	Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

U.S. Small-Capitalization Value Trust

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Cost – $ 183,650)		$202,034
Short-term securities at value (Cost – $ 3,156)		3,156
Receivable for securities sold		457
Dividends and interest receivable		265
Receivable for fund shares sold		203

Total assets		206,115

Liabilities:
Payable for fund shares repurchased	$1,181
Payable for securities purchased	23
Accrued management fee	136
Accrued distribution and service fees	140
Accrued expenses	132

Total liabilities		1,612

Net Assets		$204,503

Net assets consist of:
Accumulated paid-in-capital		$166,286
Undistributed net investment income		238
Accumulated net realized gain on investments		19,595
Unrealized appreciation of investments		18,384

Net Assets		$204,503

Net Asset Value Per Share:
Primary Class (13,594 shares outstanding)		$12.62

Institutional Class (2,295 shares outstanding)		$14.35

See notes to financial statements.

Semi-Annual Report to Shareholders	43

Statement of Operations

U.S. Small-Capitalization Value Trust

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Dividends	$2,270
Interest	126

Total income		$2,396

Expenses:
Management fees	985
Distribution and service fees:
Primary Class	920
Audit and legal fees	19
Custodian fees	26
Directors’ fees and expenses	32
Registration fees	23
Reports to shareholders	53
Transfer agent and shareholder servicing expense:
Primary Class	84
Institutional Class	7
Other expenses	17

	2,166
Less: Expenses reimbursed	(23)
Compensating balance credits	(2)

Net expenses		2,141

Net Investment Income		255

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments		19,617
Change in unrealized appreciation/depreciation of investments		(30,421)

Net Realized and Unrealized Gain on Investments		(10,804)

Decrease in Net Assets Resulting From Operations		$(10,549)

See notes to financial statements.

44	Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

U.S. Small-Capitalization Value Trust

(Amounts in Thousands)

	For the Six Months Ended September 30, 2007	For the Year Ended March 31, 2007
	(Unaudited)
Change in Net Assets:
Net investment income/(loss)	$255	$(55)
Net realized gain on investments	19,617	30,764
Change in unrealized appreciation/depreciation	(30,421)	(14,451)

Change in net assets resulting from operations	(10,549)	16,258
Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(7,071)	(26,097)
Institutional Class	(1,096)	(3,414)
Change in net assets from fund share transactions:
Primary Class	(20,315)	(12,106)
Institutional Class	1,714	(879)

Change in net assets	(37,317)	(26,238)

Net Assets:

Beginning of period	241,820	268,058

End of period	$204,503	$241,820

Undistributed net investment income and accumulated net investment loss, respectively	$216	$(39)

See notes to financial statements.

Semi-Annual Report to Shareholders	45

Financial Highlights

U.S. Small-Capitalization Value Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$13.73		$14.51		$14.43	$14.52	$8.93	$11.73

Investment operations:
Net investment income/(loss)	—	A,B	(.02	)A	(.06)	(.05)	(.07)	(.06)
Net realized and unrealized gain/(loss)	(.62)		.98		1.77	1.38	5.75	(2.74)

Total from investment operations	(.62)		.96		1.71	1.33	5.68	(2.80)

Distributions from:
Net realized gain on investments	(.49)		(1.74)		(1.63)	(1.42)	(.09)	—

Total distributions	(.49)		(1.74)		(1.63)	(1.42)	(.09)	—

Net asset value, end of period	$12.62		$13.73		$14.51	$14.43	$14.52	$8.93

Total return	(4.84	)%C	7.00%		12.63%	9.67%	63.71%	(23.87)%
Ratios to Average Net Assets:D
Total expenses	2.02	%E	2.04%		2.01%	2.00%	2.05%	2.13%
Expenses net of waivers, if any	2.00	%E	2.00%		2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00	%E	2.00%		2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	.06	%E	(.15)%		(.40)%	(.39)%	(.61)%	(.52)%
Supplemental Data:
Portfolio turnover rate	20.1	%C	28.9%		30.9%	46.7%	44.3%	61.0%
Net assets, end of period (in thousands)	$171,553		$207,926		$232,061	$242,719	$226,351	$144,447

A	Computed using average daily shares outstanding.
B	Amount represents less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

46	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months Ended September 30,		Years Ended March 31,
	2007		2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$15.48		$15.99		$15.59		$15.39	$9.36	$12.16

Investment operations:
Net investment income	.08	A	.13	A	—	B	.09	.05	.05
Net realized and unrealized gain/(loss)	(.72)		1.10		2.03		1.53	6.07	(2.85)

Total from investment operations	(.64)		1.23		2.03		1.62	6.12	(2.80)

Distributions from:
Net realized gain on investments	(.49)		(1.74)		(1.63)		(1.42)	(.09)	—

Total distributions	(.49)		(1.74)		(1.63)		(1.42)	(.09)	—

Net asset value, end of period	$14.35		$15.48		$15.99		$15.59	$15.39	$9.36

Total return	(4.41	)%C	8.09%		13.81%		11.06%	65.49%	(23.03)%
Ratios to Average Net Assets:D
Total expenses	.98	% E	1.00%		.98%		.93%	.98%	1.05%
Expenses net of waivers, if any	.98	% E	1.00%		.98%		.93%	.98%	1.00%
Expenses net of all reductions	.98	% E	1.00%		.98%		.93%	.98%	1.00%
Net investment income	1.10	% E	.85%		.66%		.69%	.41%	.50%
Supplemental Data:
Portfolio turnover rate	20.1	% C	28.9%		30.9%		46.7%	44.3%	61.0%
Net assets, end of period (in thousands)	$32,950		$33,894		$35,997		$14,349	$10,351	$5,589

See notes to financial statements.

Semi-Annual Report to Shareholders	47

Notes to Financial Statements

Legg Mason Investors Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Investors Trust, Inc. (“Corporation”), consisting of American Leading Companies Trust (“American Leading Companies”) and U.S. Small-Capitalization Value Trust (“U.S. Small-Cap”) (each a “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

Each Fund consists of three classes of shares: Primary Class, and Institutional Class and Financial Intermediary Class. The Financial Intermediary Class of each fund is not currently active. The income and expenses of the Funds are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities, for which market quotations are readily available, are valued at current market value.

Each Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to a Fund are considered. These factors are subject to change over time and are reviewed periodically. Each Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of fair valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2007, there were no fair valued securities in either of the Funds.

48	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2007, security transactions (excluding short-term investments were:)

	Purchases	Proceeds From Sales
American Leading Companies	$119,203	$148,885
U.S. Small-Cap	45,280	62,647

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders	49

Compensating Balance Credits

The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Funds’ cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

American Leading Companies has entered into a directed brokerage agreement with State Street Bank & Trust Company (“State Street”). Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions generated by the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended September 30, 2007, the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually for each Fund. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within each Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Funds are subject to foreign income taxes imposed by certain countries in which each invests. Foreign income taxes are accrued by the Funds and withheld from dividend and interest income.

Other

In the normal course of business, the Funds enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against that Fund in the future and, therefore, cannot be estimated. However, based on experience, the risk of material loss from such claims is considered remote.

50	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

2. Federal Income Taxes:

It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

3. Transactions With Affiliates:

American Leading Companies has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides American Leading Companies with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.

U.S. Small-Cap has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides U.S. Small-Cap with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.

The following chart summarizes the management fees for each of the Funds:

Fund	Management Fee	Asset Breakpoint
American Leading Companies	0.70%	up to $2 billion
	0.65%	in excess of $2 billion

U.S. Small-Cap	0.85%	up to $100 million
	0.75%	$100 million – $1 billion
	0.65%	in excess of $1 billion

LMCM and LMFA have voluntarily agreed to waive their fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund’s average daily net assets until August 1, 2008.

Semi-Annual Report to Shareholders	51

The following chart summarizes the expense limitations for each of the Funds:

Fund	Primary Class Expense Limitation	Institutional Class Expense Limitation
American Leading Companies	1.95%	0.95%
U.S. Small-Cap	2.00%	1.00%

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as investment adviser to U.S. Small-Cap. Brandywine Global is responsible, subject to the general supervision of LMFA, for the actual investment activity of the Fund. LMFA pays Brandywine Global a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.

Legg Mason Investor Services, LLC (“LMIS”), serves as the Funds’distributor. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

Fund	Distribution Fee	Service Fee
American Leading Companies Primary Class	0.75%	0.25%
U.S. Small-Cap Primary Class	0.75%	0.25%

LMFA serves as administrator to American Leading Companies under an administrative services agreement with LMCM. For LMFA’s services to American Leading Companies, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.

LM Fund Services, Inc. (“LMFS”) a registered transfer agent, has an agreement with the Fund transfer agent pursuant to which LMFS receives payments from the Fund transfer agent with respect to accounts where third parties provide certain services to the Funds. These payments are used to offset the Fund expenses for such services. These payments totaled $58 for American Lending Companies; and $17 for U.S. Small-Cap for the six months ended September 30, 2007.

LMCM, LMFA, Brandywine Global, LMIS, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

52	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

4. Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds made no borrowings under the Credit Agreement during the six months ended September 30, 2007.

5. Fund Share Transactions:

At September 30, 2007, there were 250,000, and 50,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies, and U.S. Small-Cap, respectively. At September 30, 2007, there were 100,000 shares authorized at $.001 par value for the Financial Intermediary Classes of American Leading Companies, and U.S. Small-Cap, respectively (the Financial Intermediary Class of each fund is not currently operational). At September 30, 2007, there were 250,000, and 50,000 shares authorized at $.001 par value for the Institutional Classes of American Leading Companies, and U.S. Small-Cap, respectively. Share transactions are detailed below:

Semi-Annual Report to Shareholders	53

American Leading Companies Trust

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	743	$19,478	3,500	$84,946
Shares issued on reinvestment	101	2,732	1,615	38,910
Shares repurchased	(2,488)	(65,212)	(5,165)	(126,399)

Net Decrease	(1,644)	$(43,002)	(50)	$(2,543)

Institutional Class
Shares sold	283	$7,762	1,927	$50,117
Shares issued on reinvestment	10	266	73	1,795
Shares repurchased	(229)	(6,252)	(832)	(20,634)

Net Increase	64	$1,776	1,168	$31,278

U.S. Small-Capitalization Value Trust

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	286	$3,892	1,158	$16,223
Shares issued on reinvestment	489	6,796	1,849	25,280
Shares repurchased	(2,322)	(31,003)	(3,859)	(53,609)

Net Decrease	(1,547)	$(20,315)	(852)	$(12,106)

Institutional Class
Shares sold	326	$4,965	633	$9,833
Shares issued on reinvestment	69	1,096	223	3,413
Shares repurchased	(290)	(4,347)	(918)	(14,125)

Net Increase (Decrease)	105	$1,714	(62)	$(879)

54	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

6. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. For registered investment companies, the application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, Management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Fund Information

Investment Managers
For American Leading Companies Trust:
Legg Mason Capital Management, Inc.
Baltimore, MD
For U.S. Small-Cap Value Trust:
Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Advisers
For American Leading Companies Trust:
Legg Mason Capital Management, Inc.
Baltimore, MD
For U.S. Small-Cap Value Trust:
Brandywine Global Investment Management, LLC
Philadelphia, PA

Board of Directors
John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’ Brien
S. Ford Rowan
Robert M. Tarola

Officers
Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Ted P. Becker, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Susan C. Curry, Assistant Treasurer
William S. Kirby, Assistant Treasurer
Richard M. Wachterman, Secretary
Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Braintree, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
Washington, DC

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Funds Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Global Funds Emerging Markets Trust International Equity Trust Taxable Bond Funds Investment Grade Income Portfolio Limited Duration Bond Portfolio	Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http: //www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#Results.

Tax-Free Bond Funds Maryland Tax-Free Income Trust	Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’ s portfolio holdings as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http: //www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about each Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services-Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS	c/o BFDS, P.O. Box 8037
P.O. Box 55214	Boston, MA 02206-8037
Boston, MA 02205-8504	888-425-6432
800-822-5544	www.lminstitutionalfunds.com
www.leggmasonfunds.com

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. Subsidiary

LMF-TN07-1120/S (11/07)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date: November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.

Date: November 20, 2007